Common Warrants Outstanding	9 Months Ended
Sep. 30, 2015
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Common Warrants Outstanding

8. Common Warrants Outstanding

A summary of equity-classified common stock warrant activity for the nine months ended September 30, 2015 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term in Years
Outstanding at December 31, 2014	609,187	$9.93	3.8

Issued	9,200,000	$1.56
Exercised	(6,216,449)	$1.56
Expired	(1,200,000)	$1.56

Outstanding at September 30, 2015	2,392,738	$3.69	4.0

Further information about equity-classified common stock warrants outstanding and exercisable at September 30, 2015 is as follows:

Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)
$1.56	1,783,551	4.4
$4.72	52,966	8.6
$10.00	461,221	2.4
$12.50	95,000	3.4

	2,392,738

The intrinsic value of equity-classified common stock warrants outstanding and exercisable at September 30, 2015 was $1,319,828.